General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - Mann- India Technologies Private Limited [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Rent and Office Maintenance	$ 23,520	$ 31,726	$ 97,671	$ 136,451
Communication Expenses	1,975	3,701	10,233	14,019
Traveling and Conveyance	816	1,816	5,055	13,992
Professional Charges	5,024	10,971	21,284	61,139
Rates, Fees and Taxes	658	9,441	13,732	3,049
Loss on sale of assets			7,059
Bank Charges	1,234	2,613	9,276	3,334
Printing & Stationary	64	98	1,560	1,649
Bad Debt/ Balances written off	(12,392)	(15,420)	129,896	228,877
Provision for doubtful accounts				74,535
Other Miscellaneous Expenses	382	1,677	9,985	4,832
General and administrative Expenses	$ 21,281	$ 46,623	$ 305,750	$ 541,876